Average Annual Total Returns - Brandes Separately Managed Account Reserve Trust	Trust 1 Year	Trust 5 Year	Trust 10 Year	Trust Return After Taxes on Distributions 1 Year	Trust Return After Taxes on Distributions 5 Year	Trust Return After Taxes on Distributions 10 Year	Trust Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Trust Return After Taxes on Distributions and Sale of Fund Shares 5 Year	Trust Return After Taxes on Distributions and Sale of Fund Shares 10 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Year	Bloomberg Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes) 5 Year	Bloomberg Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	6.87%	6.02%	5.53%	5.28%	4.14%	3.47%	4.04%	3.80%	3.38%	7.51%	4.44%	3.84%	7.08%	4.74%	4.18%